UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Matthew R. DiClemente, Esq.	Kathryn L. Santoro, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 700
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8173	(720) 200-7600

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Page - 1

Item 1.                      Schedule of Investments.

Old Mutual Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.8%
Corporate/Preferred - High Yield - 2.4%
Old Mutual High Yield Fund	80,109	$779
Total Corporate/Preferred - High Yield		779
Government/Corporate - 66.7%
Old Mutual Barrow Hanley Core Bond Fund	1,128,160	12,094
Old Mutual Dwight Intermediate Fixed Income Fund	431,218	4,364
Old Mutual Dwight Short Term Fixed Income Fund	560,526	5,633
Total Government/Corporate		22,091
Growth - 2.3%
Old Mutual Copper Rock Emerging Growth Fund *	67,437	756
Total Growth		756
Growth & Income-Large Cap - 3.7%
Old Mutual Focused Fund	58,006	1,235
Total Growth & Income-Large Cap		1,235
Growth-Large Cap - 3.0%
Old Mutual Large Cap Growth Fund	53,203	978
Total Growth-Large Cap		978
International Equity - 5.7%
Old Mutual International Equity Fund	226,507	1,894
Total International Equity		1,894
Market Neutral-Equity - 2.1%
Old Mutual Analytic U.S. Long/Short Fund	60,148	701
Total Market Neutral-Equity		701
Value - 6.0%
Old Mutual Barrow Hanley Value Fund	314,326	1,977
Total Value		1,977
Value-Mid Cap - 6.6%
Old Mutual TS&W Mid-Cap Value Fund	245,709	2,187
Total Value-Mid Cap		2,187
Value-Small Cap - 0.1%
Old Mutual TS&W Small Cap Value Fund *	1,041	19
Total Value-Small Cap		19
Money Market Fund - 1.2%
Old Mutual Cash Reserves Fund, Institutional Class 0.00%, (A)	412,197	412
Total Money Market Fund		412
Total Affiliated Mutual Fund (Cost $29,767)		33,029
Total Investments - 99.8% (Cost $29,767)†		33,029
Other Assets and Liabilities, Net - 0.2%		75
Total Net Assets - 100.0%		$33,104

Page - 2

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $29,767 (000), and the unrealized appreciation and depreciation were $3,262 (000) and $(0) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$33,029	$-	$-	$33,029
Total Investments	$33,029	$-	$-	$33,029

Page - 3

Old Mutual Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.1%
Corporate/Preferred-High Yield - 2.9%
Old Mutual High Yield Fund	179,624	$1,748
Total Corporate/Preferred-High Yield		1,748
Government/Corporate - 35.0%
Old Mutual Barrow Hanley Core Bond Fund	1,136,040	12,178
Old Mutual Dwight Intermediate Fixed Income Fund	384,967	3,896
Old Mutual Dwight Short Term Fixed Income Fund	491,607	4,941
Total Government/Corporate		21,015
Growth - 3.8%
Old Mutual Copper Rock Emerging Growth Fund *	204,958	2,298
Total Growth		2,298
Growth & Income-Large Cap - 7.5%
Old Mutual Focused Fund	212,074	4,515
Total Growth & Income-Large Cap		4,515
Growth & Income-Small Cap - 2.0%
Old Mutual Copper Rock International Small Cap Fund	107,724	1,179
Total Growth & Income-Small Cap		1,179
Growth-Large Cap - 5.9%
Old Mutual Large Cap Growth Fund	192,255	3,534
Total Growth-Large Cap		3,534
International Equity - 9.7%
Old Mutual International Equity Fund	698,437	5,839
Total International Equity		5,839
Market Neutral-Equity - 4.4%
Old Mutual Analytic U.S. Long/Short Fund	228,839	2,668
Total Market Neutral-Equity		2,668
Sector Fund-Real Estate - 1.8%
Old Mutual Heitman REIT Fund	121,666	1,067
Total Sector Fund-Real Estate		1,067
Value - 11.7%
Old Mutual Barrow Hanley Value Fund	1,116,770	7,024
Total Value		7,024
Value-Mid Cap - 9.9%
Old Mutual TS&W Mid-Cap Value Fund	666,670	5,933
Total Value-Mid Cap		5,933
Value-Small Cap - 4.7%
Old Mutual TS&W Small Cap Value Fund *	159,112	2,851
Total Value-Small Cap		2,851
Money Market Fund - 0.8%
Old Mutual Cash Reserves Fund, Institutional Class 0.00%, (A)	490,276	490
Total Money Market Fund		490
Total Affiliated Mutual Fund (Cost $54,806)		60,161
Total Investments - 100.1% (Cost $54,806)†		60,161
Other Assets and Liabilities, Net - (0.1)%		(38)
Total Net Assets - 100.0%		$60,123

Page - 4

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $54,806 (000), and the unrealized appreciation and depreciation were $5,838 (000) and $(483) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$60,161	$-	$-	$60,161
Total Investments	$60,161	$-	$-	$60,161

Page - 5

Old Mutual Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.8%
Government/Corporate - 20.2%
Old Mutual Barrow Hanley Core Bond Fund	1,082,818	$11,608
Old Mutual Dwight Intermediate Fixed Income Fund	160,919	1,628
Old Mutual Dwight Short Term Fixed Income Fund	159,363	1,602
Total Government/Corporate		14,838
Growth - 6.4%
Old Mutual Copper Rock Emerging Growth Fund *	415,761	4,661
Total Growth		4,661
Growth & Income-Large Cap - 8.7%
Old Mutual Focused Fund	299,981	6,386
Total Growth & Income-Large Cap		6,386
Growth & Income-Small Cap - 3.3%
Old Mutual Copper Rock International Small Cap Fund	223,842	2,449
Total Growth & Income-Small Cap		2,449
Growth-Large Cap - 6.6%
Old Mutual Large Cap Growth Fund	264,870	4,868
Total Growth-Large Cap		4,868
International Equity - 13.7%
Old Mutual International Equity Fund	1,198,718	10,021
Total International Equity		10,021
Market Neutral-Equity - 5.2%
Old Mutual Analytic U.S. Long/Short Fund	327,575	3,819
Total Market Neutral-Equity		3,819
Sector Fund-Real Estate - 2.5%
Old Mutual Heitman REIT Fund	210,600	1,847
Total Sector Fund-Real Estate		1,847
Value - 13.8%
Old Mutual Barrow Hanley Value Fund	1,616,827	10,170
Total Value		10,170
Value-Mid Cap - 10.0%
Old Mutual TS&W Mid-Cap Value Fund	827,713	7,367
Total Value-Mid Cap		7,367
Value-Small Cap - 8.7%
Old Mutual TS&W Small Cap Value Fund *	358,087	6,417
Total Value-Small Cap		6,417
Money Market Fund - 0.7%
Old Mutual Cash Reserves Fund, Institutional Class 0.00%, (A)	470,563	471
Total Money Market Fund		471
Total Affiliated Mutual Fund (Cost $68,155)		73,314
Total Investments - 99.8% (Cost $68,155)†		73,314
Other Assets and Liabilities, Net - 0.2%		177
Total Net Assets - 100.0%		$73,491

Page - 6

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $68,155 (000), and the unrealized appreciation and depreciation were $7,585 (000) and $(2,426) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31,2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$73,314	$-	$-	$73,314
Total Investments	$73,314	$-	$-	$73,314

Page - 7

Old Mutual Asset Allocation Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.5%
Government/Corporate - 1.9%
Old Mutual Dwight Short Term Fixed Income Fund	79,681	$801
Total Government/Corporate		801
Growth - 6.1%
Old Mutual Copper Rock Emerging Growth Fund *	228,648	2,563
Total Growth		2,563
Growth & Income-Large Cap - 9.8%
Old Mutual Focused Fund	194,627	4,144
Total Growth & Income-Large Cap		4,144
Growth & Income-Small Cap - 3.9%
Old Mutual Copper Rock International Small Cap Fund	148,082	1,620
Total Growth & Income-Small Cap		1,620
Growth-Large Cap - 9.0%
Old Mutual Large Cap Growth Fund	207,141	3,807
Total Growth-Large Cap		3,807
International Equity - 20.9%
Old Mutual International Equity Fund	1,052,101	8,795
Total International Equity		8,795
Market Neutral-Equity - 6.1%
Old Mutual Analytic U.S. Long/Short Fund	220,471	2,571
Total Market Neutral-Equity		2,571
Sector Fund-Real Estate - 4.3%
Old Mutual Heitman REIT Fund	207,865	1,823
Total Sector Fund-Real Estate		1,823
Value - 17.5%
Old Mutual Barrow Hanley Value Fund	1,175,318	7,393
Total Value		7,393
Value-Mid Cap - 12.7%
Old Mutual TS&W Mid-Cap Value Fund	601,889	5,357
Total Value-Mid Cap		5,357
Value-Small Cap - 7.4%
Old Mutual TS&W Small Cap Value Fund *	174,904	3,134
Total Value-Small Cap		3,134
Money Market Fund - 0.9%
Old Mutual Cash Reserves Fund, Institutional Class 0.00%, (A)	368,271	368
Total Money Market Fund		368
Total Affiliated Mutual Fund (Cost $38,650)		42,376
Total Investments - 100.5% (Cost $38,650)†		42,376
Other Assets and Liabilities, Net - (0.5)%		(201)
Total Net Assets - 100.0%		$42,175

Page - 8

* Non-income producing security.
 (1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $38,650 (000), and the unrealized appreciation and depreciation were $4,973 (000) and $(1,247) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$42,376	$-	$-	$42,376
Total Investments	$42,376	$-	$-	$42,376

Page - 9

Old Mutual Analytic Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares/ Contracts	Value (000)
Common Stock - 121.3%
Aerospace/Defense - 1.0%
Lockheed Martin	8,535	$648
Total Aerospace/Defense		648
Aerospace/Defense-Equipment - 0.1%
Goodrich	465	57
Total Aerospace/Defense-Equipment		57
Agricultural Operations - 0.1%
Bunge	944	58
Total Agricultural Operations		58
Airlines - 2.0%
Delta Air Lines*	83,484	711
Southwest Airlines	20,136	172
United Continental Holdings*	22,894	443
Total Airlines		1,326
Applications Software - 4.1%
Microsoft (B)	103,675	2,761
Total Applications Software		2,761
Auto-Cars/Light Trucks - 3.5%
Ford Motor Company* (B)	118,997	1,390
General Motors*	35,662	922
Total Auto-Cars/Light Trucks		2,312
Auto-Medium & Heavy Duty Trucks - 1.0%
Navistar International*	15,939	671
Total Auto-Medium & Heavy Duty Trucks		671
Beverages-Non-Alcoholic - 2.5%
Coca-Cola Enterprises (B)	43,783	1,174
Hansen Natural*	5,763	514
Total Beverages-Non-Alcoholic		1,688
Building-Heavy Construction - 0.0%
Chicago Bridge & Iron, Cl Y	631	23
Total Building - Heavy Construction		23
Cable TV - 1.2%
Charter Communications, Cl A*	1,178	54
Comcast, Cl A	14,384	337
DIRECTV, Cl A*	8,675	395
Total Cable TV		786
Cellular Telecommunications - 0.9%
MetroPCS Communications* (B)	71,775	610
Total Cellular Telecommunications		610
Chemicals-Diversified - 0.6%
Huntsman	16,448	193
LyondellBasell Industries, Cl A	5,834	192
Total Chemicals-Diversified		385
Chemicals-Specialty - 0.1%
Ecolab	901	48
Total Chemicals-Specialty		48
Coatings/Paint - 0.5%
Kronos Worldwide	15,535	345
Total Coatings/Paint		345
Commercial Banks-Eastern US - 0.4%
CIT Group*	7,350	256
Total Commercial Banks-Eastern US		256
Commercial Banks-Southern US - 0.1%
Regions Financial	8,915	35
Total Commercial Banks-Southern US		35
Commercial Services-Finance - 1.0%
Western Union	36,651	640
Total Commercial Services-Finance		640
Computer Services - 6.1%
Accenture, Cl A (B)	20,079	1,210
International Business Machines (B)	15,563	2,873
Total Computer Services		4,083
Computers - 4.5%
Apple* (B)	7,352	2,976
Dell*	1,795	28
Total Computers		3,004

Page - 10

Consumer Products-Miscellaneous - 0.3%
Clorox	2,465	165
Total Consumer Products-Miscellaneous		165
Cruise Lines - 0.5%
Royal Caribbean Cruises	12,114	360
Total Cruise Lines		360
Distribution/Wholesale - 0.0%
WESCO International*	481	23
Total Distribution/Wholesale		23
Diversified Banking Institutions - 3.0%
Citigroup (B)	4,967	157
JPMorgan Chase (B)	50,891	1,769
Morgan Stanley	5,773	102
Total Diversified Banking Institutions		2,028
Diversified Manufacturing Operations - 0.8%
General Electric	30,059	502
Total Diversified Manufacturing Operations		502
E-Commerce/Products - 1.2%
Amazon.com* (B)	3,666	783
Total E-Commerce/Products		783
E-Commerce/Services - 1.9%
Expedia	17,889	470
priceline.com* (B)	1,521	772
Total E-Commerce/Services		1,242
Electric-Generation - 0.1%
AES*	3,894	44
Total Electric-Generation		44
Electric-Integrated - 3.2%
CMS Energy (B)	70,360	1,465
Constellation Energy Group	220	9
NV Energy	37,517	602
Progress Energy	1,011	52
Total Electric-Integrated		2,128
Electronic Components-Miscellaneous - 3.0%
Garmin	10,165	350
Jabil Circuit (B)	38,294	787
Vishay Intertechnology* (B)	77,218	830
Total Electronic Components-Miscellaneous		1,967
Electronic Components-Semiconductors - 5.1%
Advanced Micro Devices*	59,042	344
Freescale Semiconductor Holdings*	14,458	191
Intel (B)	82,358	2,021
LSI*	114,842	718
Micron Technology*	25,941	145
Total Electronic Components-Semiconductors		3,419
Electronic Measuring Instruments - 0.3%
Agilent Technologies*	4,531	168
Total Electronic Measuring Instruments		168
Engineering/R&D Services - 3.6%
AECOM Technology*	35,300	739
Fluor	5,401	307
Jacobs Engineering Group*	5,160	200
URS* (B)	32,011	1,143
Total Engineering/R&D Services		2,389
Enterprise Software/Services - 0.6%
Oracle	11,389	373
Total Enterprise Software/Services		373
Finance-Credit Card - 0.5%
American Express	4,025	204
Discover Financial Services	6,418	151
Total Finance-Credit Card		355
Finance-Other Services - 0.1%
NYSE Euronext	1,612	43
Total Finance-Other Services		43
Food-Meat Products - 2.6%
Smithfield Foods*	19,677	450
Tyson Foods, Cl A (B)	67,588	1,304
Total Food-Meat Products		1,754
Food-Retail - 1.7%
Safeway	56,794	1,100
Total Food-Retail		1,100
Gold Mining - 1.6%
Newmont Mining (B)	15,786	1,055
Total Gold Mining		1,055

Page - 11

Machinery-Construction & Mining - 0.7%
Caterpillar	5,175	489
Total Machinery-Construction & Mining		489
Machinery-General Industry - 0.1%
Gardner Denver	1,071	83
Total Machinery-General Industry		83
Medical-Hospitals - 1.4%
HCA Holdings*	40,237	944
Total Medical-Hospitals		944
Medical-Biomedical/Genetics - 5.3%
Alexion Pharmaceuticals*	7,488	505
Amgen (B)	32,837	1,881
Biogen Idec* (B)	3,655	425
Gilead Sciences*	17,537	731
Total Medical-Biomedical/Genetics		3,542
Medical-Drugs - 4.5%
Covidien (B)	26,250	1,235
Johnson & Johnson (B)	24,755	1,594
Pfizer	8,724	168
Total Medical-Drugs		2,997
Medical-Wholesale Drug Distributors - 5.7%
AmerisourceBergen (B)	27,035	1,103
Cardinal Health (B)	30,786	1,363
McKesson (B)	16,223	1,323
Total Medical-Wholesale Drug Distributors		3,789
Metal-Copper - 1.4%
Freeport-McMoRan Copper & Gold (B)	22,848	920
Total Metal-Copper		920
Multimedia - 1.8%
Viacom, Cl B (B)	27,034	1,185
Walt Disney	915	32
Total Multimedia		1,217
Non-Hazardous Waste Disposal - 1.8%
Republic Services	7,926	226
Waste Management	30,185	994
Total Non-Hazardous Waste Disposal		1,220
Office Automation & Equipment - 0.1%
Pitney Bowes	1,582	32
Total Office Automation & Equipment		32
Oil Companies-Integrated - 10.6%
Chevron (B)	24,455	2,569
ConocoPhillips (B)	26,702	1,860
Exxon Mobil	5,840	456
Marathon Oil (B)	43,082	1,121
Marathon Petroleum* (B)	259	9
Murphy Oil (B)	18,419	1,020
Total Oil Companies-Integrated		7,035
Oil Field Machinery & Equipment - 0.4%
National Oilwell Varco	4,157	297
Total Oil Field Machinery & Equipment		297
Oil Refining & Marketing - 3.3%
HollyFrontier	13,990	429
Tesoro*	27,159	705
Valero Energy	44,319	1,090
Total Oil Refining & Marketing		2,224
Pharmacy Services - 0.1%
Medco Health Solutions*	1,740	95
Total Pharmacy Services		95
Pipelines - 0.0%
El Paso	817	20
Total Pipelines		20
Property/Casualty Insurance - 3.3%
Arch Capital Group*	11,773	424
Chubb	2,421	162
Travelers (B)	28,070	1,638
Total Property/Casualty Insurance		2,224
Recreational Vehicles - 0.2%
Polaris Industries	2,230	141
Total Recreational Vehicles		141
Reinsurance - 0.6%
Allied World Assurance	6,294	365
Everest RE Group	565	51
Total Reinsurance		416

Page - 12

REITs-Diversified - 2.3%
Rayonier	7,676	320
Weyerhaeuser (B)	66,795	1,201
Total REITs-Diversified		1,521
REITs-Health Care - 0.1%
HCP	2,272	91
Total REITs-Health Care		91
Rental Auto/Equipment - 0.0%
Aaron's	702	19
Total Rental Auto/Equipment		19
Retail-Computer Equipment - 0.6%
Gamestop, Cl A*	16,418	420
Total Retail-Computer Equipment		420
Retail-Consumer Electronics - 0.2%
Best Buy	4,427	116
Total Retail-Consumer Electronics		116
Retail-Discount - 0.5%
Wal-Mart Stores	5,295	300
Total Retail-Discount		300
Retail-Drug Store - 0.6%
Walgreen	11,497	382
Total Retail-Drug Store		382
Retail-Major Department Store - 0.2%
Sears Holdings*	1,751	137
Total Retail-Major Department Store		137
Retail-Regional Department Store - 1.4%
Dillard's, Cl A	5,562	286
Macy's	21,379	653
Total Retail-Regional Department Store		939
Schools - 0.1%
Education Management*	2,401	48
Total Schools		48
Super-Regional Banks-US - 4.6%
Capital One Financial (B)	24,141	1,102
US Bancorp	2,841	73
Wells Fargo (B)	73,778	1,912
Total Super-Regional Banks-US		3,087
Telecommunications Equipment-Fiber Optics - 0.5%
Corning	22,087	316
Total Telecommunications Equipment-Fiber Optics		316
Telephone-Integrated - 3.5%
AT&T (B)	79,145	2,320
Total Telephone-Integrated		2,320
Theaters - 0.4%
Regal Entertainment Group, Cl A	19,626	283
Total Theaters		283
Therapeutics - 0.3%
Warner Chilcott, Cl A*	11,043	200
Total Therapeutics		200
Tobacco - 3.3%
Lorillard (B)	7,930	878
Philip Morris International (B)	19,300	1,348
Total Tobacco		2,226
Transportation-Equipment & Leasing - 0.0%
GATX	565	21
Total Transportation-Equipment & Leasing		21
Transportation-Services - 0.1%
CH Robinson Worldwide	352	24
FedEx (B)	754	62
Total Transportation-Services		86
Vitamins & Nutrition Products - 1.0%
Herbalife	10,970	684
Total Vitamins & Nutrition Products		684
Web Hosting/Design - 0.4%
Rackspace Hosting*	5,883	243
Total Web Hosting/Design		243
Wireless Equipment - 0.1%
Motorola Mobility Holdings*	882	34
Total Wireless Equipment		34
Total Common Stock (Cost $73,278)		80,792
Affiliated Mutual Fund - 1.5%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (A)	992,529	993
Total Affiliated Mutual Fund (Cost $993)		993
Total Investments - 122.8% (Cost $74,271)†		81,785

Page - 13

Securities Sold Short - (20.7)%
Airlines - (0.0)%
Copa Holdings, Cl A	(478)	$(33)
Total Airlines		(33)
Auto/Truck Parts & Equipment-Original - (0.8)%
Wabco Holdings*	(11,131)	(559)
Total Auto/Truck Parts & Equipment-Original		(559)
Auto-Medium & Heavy Duty Trucks - (0.3)%
Oshkosh*	(10,122)	(211)
Total Auto-Medium & Heavy Duty Trucks		(211)
Building Products-Air & Heating - (0.5)%
Lennox International	(11,132)	(358)
Total Building Products-Air & Heating		(358)
Building-Mobile Home/Manufactured House - (0.0)%
Thor Industries	(903)	(24)
Total Building-Mobile Home/Manufactured House		(24)
Building-Residential/Commercial - (1.2)%
Pulte Group*	(116,522)	(603)
Toll Brothers*	(12,254)	(214)
Total Building-Residential/Commercial		(817)
Coal - (0.2)%
Walter Energy	(1,485)	(112)
Total Coal		(112)
Decision Support Software - (0.4)%
MSCI, Cl A*	(8,053)	(269)
Total Decision Support Software		(269)
Diagnostic Kits - (0.3)%
Alere*	(8,357)	(218)
Total Diagnostic Kits		(218)
Distribution/Wholesale - (1.0)%
LKQ*	(22,183)	(647)
Total Distribution/Wholesale		(647)
Electronic Components-Semiconductors - (1.1)%
Intersil, Cl A	(41,897)	(502)
Silicon Laboratories*	(4,938)	(211)
Total Electronic Components-Semiconductors		(713)
Finance-Investment Banker/Broker - (0.2)%
Interactive Brokers Group, Cl A	(10,169)	(156)
Total Finance-Investment Banker/Broker		(156)
Independent Power Producer - (0.5)%
Calpine*	(22,358)	(339)
Total Independent Power Producer		(339)
Internet Content-Information/News - (0.5)%
WebMD Health, Cl A*	(8,683)	(312)
Total Internet Content-Information/News		(312)
Life/Health Insurance - (0.1)%
Aflac	(2,128)	(96)
Total Life/Health Insurance		(96)
Medical Instruments - (0.3)%
Thoratec*	(5,674)	(207)
Total Medical Instruments		(207)
Medical-Biomedical/Genetics - (2.1)%
Amylin Pharmaceuticals*	(17,848)	(206)
Dendreon*	(45,942)	(503)
Human Genome Sciences*	(44,884)	(460)
Regeneron Pharmaceuticals*	(3,634)	(201)
Total Medical-Biomedical/Genetics		(1,370)
Medical-Drugs - (0.6)%
Pharmasset*	(5,230)	(368)
Total Medical-Drugs		(368)
Medical-HMO - (0.7)%
Health NET*	(15,900)	(442)
Total Medical-HMO		(442)
Multi-line Insurance - (0.1)%
Genworth Financial, Cl A*	(8,051)	(51)
Total Multi-line Insurance		(51)
Oil Companies-Exploration & Production - (0.6)%
Continental Resources*	(6,460)	(392)
Total Oil Companies-Exploration & Production		(392)

Page - 14

Physician Practice Management - (0.3)%
Mednax*	(2,894)	(191)
Total Physician Practice Management		(191)
Pipelines - (1.3)%
Kinder Morgan*	(11,357)	(325)
Spectra Energy	(17,830)	(510)
Total Pipelines		(835)
Property/Casualty Insurance - (0.2)%
Alleghany*	(508)	(161)
Total Property/Casualty Insurance		(161)
Real Estate Operations/Development - (0.4)%
Howard Hughes*	(5,623)	(270)
Total Real Estate Operations/Development		(270)
REITs-Office Property - (1.3)%
Corporate Office Properties Trust	(10,048)	(244)
Douglas Emmett	(33,083)	(645)
Total REITs-Office Property		(889)
REITs-Warehouse/Industrial - (1.5)%
ProLogis	(33,459)	(996)
Total REITs-Warehouse/Industrial		(996)
Retail-Apparel/Shoe - (0.0)%
DSW, Cl A*	(408)	(21)
Total Retail-Apparel/Shoe		(21)
Retirement/Aged Care - (0.8)%
Brookdale Senior Living, Cl A*	(33,895)	(562)
Total Retirement/Aged Care		(562)
Telecommunications Equipment - (0.6)%
Tellabs	(90,638)	(393)
Total Telecommunications Equipment		(393)
Telecommunications Equipment-Fiber Optics - (1.0)%
Ciena*	(49,334)	(650)
Total Telecommunications Equipment-Fiber Optics		(650)
Transactional Software - (0.1)%
Solera Holdings	(1,046)	(57)
Total Transactional Software		(57)
Transportation-Marine - (1.2)%
Teekay	(27,373)	(705)
Tidewater	(1,565)	(77)
Total Transportation-Marine		(782)
Web Hosting/Design - (0.1)%
Equinix*	(643)	(62)
Total Web Hosting/Design		(62)
Wireless Equipment - (0.4)%
American Tower, Cl A*	(3,102)	(171)
SBA Communications, Cl A*	(2,384)	(91)
Total Wireless Equipment		(262)
Total Securities Sold Short (Proceeds received $(14,483))		(13,825)
Written Option Contracts - (4.1)%
Call Options - (3.9)%
iShares Russell 2000 Index
November 2011, 100 Call
Strike Price: $68	(175)	(115)
S&P 100 Index
November 2011, 100 Call
Strike Price: $540	(500)	(1,707)
S&P 100 Index
November 2011, 100 Call
Strike Price: $555	(375)	(675)
S&P 400 MidCap Index
November 2011, 100 Call
Strike Price: $860	(25)	(105)
Total Call Options		(2,602)
Put Option - (0.2)%
S&P 500 Index
November 2011, 100 Put
Strike Price: $1,240	(46)	(116)
Total Put Option		(116)
Total Written Option Contracts(1) (Proceeds received $(2,252))		(2,718)
Other Assets and Liabilities, Net - 2.0%		1,351
Total Net Assets - 100.0%		$66,593

Page - 15

(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of October 31, 2011.
* Non-income producing security.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

(B) - All or a portion of this security is held as cover for securities sold short.

Cl - Class
HMO - Health Maintenance Organization
R&D - Research & Development
REITs - Real Estate Investment Trusts

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $74,271 (000), and the unrealized appreciation and depreciation were $9,437 (000) and $(1,923) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$80,792	$-	$-	$80,792
Affiliated Mutual Fund	993	-	-	993
Securities Sold Short
Securities Sold Short	(13,825)	-	-	(13,825)
Other Financial Instruments
Written Option Contracts	(2,718)	-	-	(2,718)
Total Investments	$65,242	$-	$-	$65,242

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Page - 16

Old Mutual Copper Rock Emerging Growth Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.1%
Aerospace/Defense - 2.0%
TransDigm Group*	9,038	$849
Total Aerospace/Defense		849
Aerospace/Defense-Equipment - 1.0%
BE Aerospace*	11,579	437
Total Aerospace/Defense-Equipment		437
Agricultural Chemicals - 0.8%
CF Industries Holdings	2,135	346
Total Agricultural Chemicals		346
Apparel Manufacturers - 2.4%
Under Armour, Cl A*	12,617	1,065
Total Apparel Manufacturers		1,065
Applications Software - 1.1%
NetSuite*	12,916	491
Total Applications Software		491
Auto/Truck Parts & Equipment-Original - 1.6%
Tenneco*	10,565	346
Wabco Holdings*	6,952	349
Total Auto/Truck Parts & Equipment-Original		695
Beverages-Non-Alcoholic - 0.8%
Hansen Natural*	3,725	332
Total Beverages-Non-Alcoholic		332
Chemicals-Specialty - 1.7%
Albemarle	14,091	751
Total Chemicals-Specialty		751
Coffee - 2.8%
Green Mountain Coffee Roasters*	18,804	1,223
Total Coffee		1,223
Commercial Banks-Eastern US - 0.4%
Signature Bank/New York NY*	2,848	159
Total Commercial Banks-Eastern US		159
Commercial Services - 3.1%
Acacia Research - Acacia Technologies*	13,908	554
HMS Holdings*	33,055	808
Total Commercial Services		1,362
Computer Services - 0.2%
Manhattan Associates*	2,478	105
Total Computer Services		105
Computers-Integrated Systems - 2.5%
Micros Systems*	12,230	602
NCR*	11,043	210
Riverbed Technology*	10,245	283
Total Computers-Integrated Systems		1,095
Consulting Services - 1.9%
Gartner*	21,531	829
Total Consulting Services		829
Data Processing/Management - 1.1%
Commvault Systems*	5,646	240
Pegasystems	6,030	228
Total Data Processing/Management		468
Diagnostic Kits - 0.8%
IDEXX Laboratories*	4,718	340
Total Diagnostic Kits		340
Distribution/Wholesale - 4.3%
Fossil*	7,778	806
MWI Veterinary Supply*	6,511	492
WESCO International*	12,024	583
Total Distribution/Wholesale		1,881
E-Commerce/Products - 0.5%
Shutterfly*	4,944	206
Total E-Commerce/Products		206
E-Commerce/Services - 0.4%
OpenTable*	3,922	172
Total E-Commerce/Services		172

Page - 17

Electric Products-Miscellaneous - 2.0%
AMETEK	21,675	857
Total Electric Products-Miscellaneous		857
Electronic Components-Semiconductors - 3.6%
Ceva*	12,280	382
Rovi*	12,697	629
Skyworks Solutions*	28,234	559
Total Electronic Components-Semiconductors		1,570
Electronic Design Automation - 0.3%
Cadence Design Systems*	10,160	112
Total Electronic Design Automation		112
E-Marketing/Information - 0.5%
Liquidity Services*	7,273	237
Total E-Marketing/Information		237
Engineering/R&D Services - 0.4%
Mistras Group*	8,601	187
Total Engineering/R&D Services		187
Enterprise Software/Services - 2.2%
Informatica*	6,788	309
Qlik Technologies*	8,382	239
Ultimate Software Group*	6,611	398
Total Enterprise Software/Services		946
Filtration/Separation Products - 0.9%
Polypore International*	7,076	371
Total Filtration/Separation Products		371
Finance-Consumer Loans - 0.9%
Portfolio Recovery Associates*	5,289	371
Total Finance-Consumer Loans		371
Finance-Other Services - 0.8%
Marketaxess Holdings	11,906	348
Total Finance-Other Services		348
Food-Miscellaneous/Diversified - 0.4%
Diamond Foods	2,448	161
Total Food-Miscellaneous/Diversified		161
Food-Retail - 0.6%
Fresh Market*	6,166	247
Total Food-Retail		247
Footwear and Related Apparel - 1.3%
Deckers Outdoor*	4,885	563
Total Footwear and Related Apparel		563
Hazardous Waste Disposal - 1.6%
Clean Harbors	11,802	688
Total Hazardous Waste Disposal		688
Home Furnishings - 1.7%
Tempur-Pedic International*	10,944	745
Total Home Furnishings		745
Human Resources - 1.4%
51job ADR*	3,863	178
Successfactors*	16,128	431
Total Human Resources		609
Industrial Gases - 0.8%
Airgas	4,879	336
Total Industrial Gases		336
Internet Application Software - 0.7%
Vocus*	15,034	306
Total Internet Application Software		306
Internet Content-Information/News - 0.6%
Dice Holdings*	26,202	267
Total Internet Content-Information/News		267
Internet Infrastructure Software - 1.3%
TIBCO Software*	20,329	587
Total Internet Infrastructure Software		587
Investment Management/Advisor Services - 1.9%
Affiliated Managers Group*	9,119	845
Total Investment Management/Advisor Services		845
Lighting Products and Systems - 0.4%
Universal Display*	3,270	153
Total Lighting Products and Systems		153
Machinery-Construction & Mining - 0.7%
Astec Industries*	9,645	321
Total Machinery-Construction & Mining		321

Page - 18

Machinery-General Industry - 5.9%
Chart Industries*	6,052	342
Gardner Denver	8,718	674
Robbins & Myers	13,446	601
Roper Industries	11,665	946
Total Machinery-General Industry		2,563
Medical Information Systems - 1.0%
athenahealth*	5,334	282
Quality Systems	3,615	141
Total Medical Information Systems		423
Medical Products - 2.8%
Cooper	15,024	1,041
Nxstage Medical*	7,694	177
Total Medical Products		1,218
Medical-Outpatient/Home Medicine - 1.5%
Air Methods*	8,172	660
Total Medical-Outpatient/Home Medicine		660
Networking Products - 1.3%
Acme Packet*	8,405	304
Netgear*	6,757	240
Total Networking Products		544
Oil Companies-Exploration & Production - 5.5%
Brigham Exploration*	16,535	602
Cabot Oil & Gas	10,647	827
Oasis Petroleum*	17,617	517
Rosetta Resources*	10,504	466
Total Oil Companies-Exploration & Production		2,412
Oil-Field Services - 3.0%
CARBO Ceramics	5,265	715
Core Laboratories	2,831	306
Oceaneering International	7,142	299
Total Oil-Field Services		1,320
Patient Monitoring Equipment - 0.6%
Insulet*	16,741	273
Total Patient Monitoring Equipment		273
Pharmacy Services - 3.5%
Catalyst Health Solutions*	11,701	643
SXC Health Solutions*	18,675	875
Total Pharmacy Services		1,518
Recreational Vehicles - 0.9%
Polaris Industries	6,310	400
Total Recreational Vehicles		400
Rental Auto/Equipment - 0.6%
Avis Budget Group*	19,934	281
Total Rental Auto/Equipment		281
Retail-Apparel/Shoe - 4.7%
Abercrombie & Fitch, Cl A	12,901	960
DSW, Cl A	7,792	408
Express	8,698	196
Genesco*	3,758	222
Lululemon Athletica*	4,718	266
Total Retail-Apparel/Shoe		2,052
Retail-Gardening Products - 1.7%
Tractor Supply	10,502	745
Total Retail-Gardening Products		745
Retail-Miscellaneous/Diversified - 0.7%
Pricesmart	3,857	293
Total Retail-Miscellaneous/Diversified		293
Retail-Perfume & Cosmetics - 1.1%
Ulta Salon Cosmetics & Fragrance*	7,112	479
Total Retail-Perfume & Cosmetics		479
Retail-Vitamins/Nutrition Supplements - 1.4%
Vitamin Shoppe*	16,578	625
Total Retail-Vitamins/Nutrition Supplements		625
Seismic Data Collection - 0.8%
OYO Geospace*	4,472	351
Total Seismic Data Collection		351
Transactional Software - 3.8%
Solera Holdings	5,517	302
Synchronoss Technologies*	21,201	637
VeriFone Systems*	16,994	717
Total Transactional Software		1,656

Page - 19

Transportation-Rail - 1.5%
Kansas City Southern*	10,276	649
Total Transportation-Rail		649
Transport-Services - 0.6%
Hub Group, Cl A*	8,928	279
Total Transport-Services		279
Vitamins & Nutrition Products - 1.3%
Herbalife	9,037	564
Total Vitamins & Nutrition Products		564
Wireless Equipment - 0.5%
Aruba Networks*	9,027	214
Total Wireless Equipment		214
Total Common Stock (Cost $34,663)		43,152
Affiliated Mutual Fund - 0.8%
Old Mutual Cash Reserves Fund, Institutional Class 0.00%, (A)	369,991	370
Total Affiliated Mutual Fund (Cost $370)		370
Total Investments - 99.9% (Cost $35,033)†		43,522
Other Assets and Liabilities, Net - 0.1%		27
Total Net Assets - 100.0%		$43,549

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7- day effective yield as of October 31, 2011.

ADR - American Depositary Receipt
Cl - Class
R&D - Research and Development

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $35,033 (000), and the unrealized appreciation and depreciation were $9,345 (000) and $(856) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$43,152	$-	$-	$43,152
Affiliated Mutual Fund	370	-	-	370
Total Investments	$43,522	$-	$-	$43,522

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Page - 20

Old Mutual International Equity Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2011 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 0.3%
B2B/E-Commerce - 0.0%
Global Sources*	319	$2
Total B2B/E-Commerce		2
Electronic Components-Miscellaneous - 0.3%
NAM TAI Electronics	18,800	90
Total Electronic Components-Miscellaneous		90
Total Common Stock (Cost $84)		92
Foreign Common Stock - 98.0%
Australia - 7.9%
BHP Billiton	20,069	786
Commonwealth Bank of Australia	9,059	470
Fortescue Metals Group	53,130	267
National Australia Bank	1,222	33
RCR Tomlinson	9,438	14
Rio Tinto	6,881	494
Santos	6,100	82
Suncorp Group	699	6
VDM Group	26,399	2
Total Australia		2,154
Austria - 1.1%
OMV	8,703	303
Telekom Austria	200	2
Voestalpine	127	5
Total Austria		310
Belgium - 0.2%
Euronav*	40	–
Recticel	7,070	48
Total Belgium		48
Canada - 2.1%
Goldcorp	5,100	248
Magna International, Cl A	3,500	134
Potash of Saskatchewan	3,500	166
QLT*	1,753	12
Suncor Energy	200	6
Total Canada		566
China - 0.0%
Sinocom Software Group	88,000	6
SunVic Chemical Holdings	1,000	–
Total China		6
Cyprus - 0.2%
Bank of Cyprus Public	38,136	52
Total Cyprus		52
Denmark - 1.6%
AP Moller - Maersk, Cl B	66	446
Total Denmark		446
Finland - 1.7%
Digia	3,602	15
Nokia OYJ	35,861	242
Stora Enso, Cl R	31,356	198
Total Finland		455
France - 10.1%
Arkema	2,064	140
AXA	17,317	279
BNP Paribas	6,191	276
Cegid Group	578	14
Etam Developpement*	427	8
France Telecom	370	7
LDC	91	9
Linedata Services	1,290	18
NetGem	1,479	6
Parrot*	1,897	45
Peugeot	2,817	61
Sanofi-Aventis	8,091	579
Tessi	301	26
Total	14,858	775
Video Futur Entertainment Group*	4,971	1
Vivendi	23,407	523
Total France		2,767

Page - 21

Germany - 6.6%
Amadeus Fire	1,154	44
BASF	8,244	602
Bavaria Industriekapital	925	16
Bayer	8,745	557
Cewe Color Holding	836	32
Commerzbank*	6,450	16
Deutsche Bank	3,553	147
Freenet	62	1
Infineon Technologies	43,815	394
Koenig & Bauer	565	9
Total Germany		1,818
Greece - 0.9%
OPAP	21,070	243
Total Greece		243
Hong Kong - 2.1%
Alco Holdings	32,000	10
Allied Properties	120,000	17
Champion Technology Holdings	6,316,000	91
CLP Holdings	500	5
Courage Marine Group	17,000	1
Dickson Concepts International	19,000	11
DMX Technologies Group*	38,000	7
Hongkong Land Holdings	1,000	5
Jardine Strategic Holdings	9,000	264
Kantone Holdings	570,000	7
Keck Seng Investments	24,900	11
Luen Thai Holdings	137,000	11
Next Media*	246,000	21
Pacific Textile Holdings	100,000	56
Victory City International Holdings	228,000	25
Wing On Co. International	7,000	14
Wuling Motors Holdings	130,000	11
Total Hong Kong		567
Italy - 2.0%
Banca Popolare dell'emilia Romagna	169	1
De'Longhi	2,558	28
Enel	104,927	495
Engineering Ingegneria Informatica	227	8
Exor	26	1
Milano Assicurazioni*	521	–
Total Italy		533
Japan - 25.2%
Aeon	3,400	44
Aichi Machine Industry	8,000	25
Airport Facilities	3,900	15
Alfresa Holdings	200	8
Arc Land Sakamoto	2,000	37
Argo Graphics	400	5
Asahi Kogyosha	2,000	8
Bando Chemical Industries	8,000	31
Belluna	7,550	59
Chubu Steel Plate	300	2
Coca-Cola Central Japan	6,000	80
CTI Engineering	2,600	18
Daihatsu Diesel Manufacturing	4,000	18
Daihatsu Motor	10,000	176
Daito Trust Construction	4,000	354
Daiwa House Industry	37,000	464
EDION	13,100	105
Eidai	3,000	10
Faith	1,381	145
Fields	32	53
F-Tech	2,000	24
Fuji Soft	700	11
Fujimori Kogyo	1,400	22
Fujitsu Broad Solution & Consulting	1,100	10
Fujitsu Frontech	1,100	7
FuKoKu	1,600	14
Fukuda Denshi	1,300	39
Fuso Chemical	500	14
Gamecard-Joyco Holdings	3,300	45
Happinet	1,600	25
Haruyama Trading	1,500	7
Haseko*	500	–
Hazama*	26,300	47
Heiwa	4,000	66
Hi-LEX	1,600	23

Page - 22

Hitachi	66,000	354
Hokkaido Coca-Cola Bottling	2,000	10
Hokkan Holdings	4,000	12
H-One	3,600	21
Imasen Electric Industrial	884	11
IMI	600	12
IT Holdings	11,800	121
J Trust	10,700	68
JMS	3,000	9
Kamei	3,000	19
Kao	1,200	32
Kasai Kogyo	10,000	59
Kawasumi Laboratories	10,000	59
Koike Sanso Kogyo	6,000	15
Kojima	7,400	51
Komatsu Seiren	10,000	45
Konishi	1,900	25
KRS	800	9
Kyodo Printing	4,000	9
Mikuni Coca-Cola Bottling	600	5
Mimasu Semiconductor Industry	1,500	13
Mitani	500	6
Mitsubishi UFJ Financial Group	121,700	529
Mitsui High-Tec	2,400	11
Mitsui Home	2,000	10
MTI	8	10
Namura Shipbuilding	26,500	86
Nichireki	12,000	59
NIFTY	59	68
Nihon Plast	1,200	9
Nihon Yamamura Glass	1,000	2
Nippo	15,000	132
Nippon Antenna	1,100	8
Nippon Road	30,000	77
Nippon Steel	700	2
Nippon Steel Trading	1,000	3
Nippon Telegraph & Telephone	13,500	693
NIS Group*	24,600	2
Nissan Motor	35,300	325
Nisshin Fudosan	5,600	32
Nissin Sugar Holdings*	700	15
Nojima	3,528	29
Nuflare Technology	14	52
Obayashi Road	31,000	75
Pacific Industrial	4,000	20
Piolax	2,800	61
Raysum*	3	–
Relo Holdings	3,400	73
Riken Technos	8,000	24
Saison Information Systems	1,600	21
Sanyo Housing Nagoya	16	15
Senshukai	2,100	14
Seria	1	5
Shidax	5,000	20
Shinsho	5,000	12
Sojitz	92,000	156
Soken Chemical & Engineering	700	7
Studio Alice	12,900	223
Sumikin Bussan	2,000	4
Suncall	4,000	17
T&K Toka	2,200	26
Takagi Securities*	11,000	10
Takeda Pharmaceutical	9,700	437
Tokai	1,600	34
Tokyo Tatemono	12,000	38
Tokyu Construction	10,170	28
Totetsu Kogyo	29,000	248
Usen*	15,940	11
Watabe Wedding	3,377	27
Yachiyo Bank	800	20
Yachiyo Industry	1,400	8
Yamato International	2,000	9
Yasunaga	2,100	15
Yellow Hat	2,700	35
Zojirushi	18,000	59
Total Japan		6,882

Page - 23

Netherlands - 6.7%
EADS	14,041	414
ING Groep*	30,302	261
PostNL	53	–
Royal Dutch Shell, Cl A	31,044	1,101
TNT Express	53	–
Unilever	1,528	53
Total Netherlands		1,829
New Zealand - 0.0%
Sky Network Television	210	1
Total New Zealand		1
Norway - 1.5%
Statoil	16,349	415
Total Norway		415
Portugal - 0.0%
Novabase SGPS	1,941	6
Total Portugal		6
Singapore - 4.1%
DBS Group Holdings	46,000	449
Elec & Eltek International	12,000	37
Golden Agri-Resources	229,000	117
GP Batteries International	5,000	4
Great Eastern Holdings	2,000	21
Jardine Cycle & Carriage	11,526	414
Lian Beng Group	266,000	77
QAF	7,000	3
Total Singapore		1,122
Spain - 0.6%
Endesa	7,162	170
Total Spain		170
Sweden - 2.8%
Saab, Cl B	18,784	362
Volvo, Cl B	33,119	412
Total Sweden		774
Switzerland - 5.1%
Advanced Digital Broadcast Holdings	2,822	38
Bell Holding	28	57
Clariant*	418	5
Emmi	1,146	230
Nestle	6,172	357
Roche Holding	4,333	711
Total Switzerland		1,398
United Kingdom - 15.5%
AstraZeneca (GBP)	14,220	683
AstraZeneca (SEK)	317	15
BAE Systems	27,229	121
Barclays	81,277	252
Berendsen	31,578	235
BHP Billiton	2,488	78
BP ADR	89,701	830
British Polythene Industries	2,378	12
Character Group	242	1
Dart Group	40,418	45
Hilton Food Group	1,087	5
HSBC Holdings	78,739	687
Imperial Tobacco Group	18,516	674
Legal & General Group	2,142	4
Rio Tinto	9,442	511
Standard Life	17,999	62
Tribal Group	14,443	11
Vitec Group	162	1
Total United Kingdom		4,227
Total Foreign Common Stock (Cost $25,651)		26,789
Total Investments - 98.3% (Cost $25,735)†		26,881
Other Assets and Liabilities, Net - 1.7%		473
Total Net Assets - 100.0%		$27,354

Page - 24

* Non-income producing security.

ADR - American Depositary Receipt
Cl - Class
GBP - British Pound Sterling
SEK - Swedish Krona

† At October 31, 2011, the approximate tax basis cost of the Fund’s investments was $25,735 (000), and the unrealized appreciation and depreciation were $3,399 (000) and $(2,253) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$92	$-	$-	$92
Foreign Common Stock
Australia	-	2,154	-	2,154
Austria	-	310	-	310
Belgium	-	48	-	48
Canada	566	-	-	566
China	-	6	-	6
Cyprus	-	52	-	52
Denmark	-	446	-	446
Finland	-	455	-	455
France	-	2,767	-	2,767
Germany	-	1,818	-	1,818
Greece	-	243	-	243
Hong Kong	-	567	-	567
Italy	-	533	-	533
Japan	-	6,882	-	6,882
Netherlands	-	1,829	-	1,829
New Zealand	-	1	-	1
Norway	-	415	-	415
Portugal	-	6	-	6
Singapore	-	1,122	-	1,122
Spain	-	170	-	170
Sweden	-	774	-	774
Switzerland	-	1,398	-	1,398
United Kingdom	-	4,227	-	4,227
Total Investments	$658	$26,223	$-	$26,881

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing quotations of an independent pricing service and are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Foreign Common Stock
Balance as of July 31, 2011	$2
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Accrued discounts/premiums	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	(2)
Balance as of October 31, 2011	$-

 The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Page - 25

Item 2.                      Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
During the quarter ended October 31, 2011, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

Page - 26

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	December 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	December 14, 2011

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	December 14, 2011